Derivatives	12 Months Ended
Dec. 31, 2023
Derivatives [Abstract]
Derivatives
12.	Derivatives

(1)	Derivatives as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current

		In millions of won
Derivative assets
Currency forward	￦	648	17,432	18,019	—
Currency swap		236,470	589,300	274,782	527,701
—Trading		102,080	410,540	196,013	347,689
—Hedging		134,390	178,760	78,769	180,012
Interest rate swap		52,485	81,188	12,124	129,570
—Trading		52,485	81,188	12,124	129,570
—Hedging		—	—	—	—
Others (*2, 3)		—	40,501	2,807	35,391

	￦	289,603	728,421	307,732	692,662

Derivative liabilities
Currency forward	￦	32,660	—	4,755	—
Currency swap		6,319	328,995	6,867	287,824
—Trading		6,319	302,415	6,867	264,260
—Hedging		—	26,580	—	23,564
Interest rate swap		—	2,735	—	48,238
—Trading		—	2,735	—	48,238
—Hedging		—	—	—	—
Others (*1,2)		6,015	56,027	6,757	97,793

	￦	44,994	387,757	18,379	433,855

(*1)
In relation to the agreement to purchase hybrid securities issued by Samcheok Eco Materials Co., Ltd., an associate of the Company, the Company has recognized as other derivative liabilities the fair value of ￦18,752 million for its performance obligation to the underwriter of the bonds. In addition, the Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recorded the related fair value of

￦
5,986
million (prior year : ￦6,197 million) as other derivative liabilities.

(*2)
The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives. In addition, the fair value of the derivatives regarding the power sales agreement of its subsidiary, Elara Energy Project, LLC, were recorded as other derivatives.

(*3)	The Company recorded the fair value of derivatives regarding the Power Purchase Agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivatives.

(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2023 are as follows:

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
JP Morgan	2023.12.08	2024.01.05	~~W~~	41,535	EUR 29,419	~~W~~	1,411.83
JP Morgan	2023.12.13	2024.01.03		13,131	USD 10,000		1,313.10
Busan Bank	2023.12.14	2024.01.05		18,126	USD 14,000		1,294.70
Woori Bank	2023.12.14	2024.01.09		18,092	USD 14,000		1,292.30
Standard Chartered	2023.12.18	2024.01.11		6,480	USD 5,000		1,295.90
Korea Development Bank	2023.12.20	2024.01.15		10,383	USD 8,000		1,297.90
Shinhan Bank	2023.12.20	2024.01.17		9,074	USD 7,000		1,296.40
JP Morgan	2023.12.21	2024.01.19		16,929	USD 13,000		1,302.20
Hana Bank	2023.12.21	2024.01.12		14,329	USD 11,000		1,302.60
Kookmin Bank	2023.12.21	2024.01.23		14,324	USD 11,000		1,302.20
Mizuho Bank	2023.12.22	2024.01.25		10,382	USD 8,000		1,297.70
Standard Chartered	2023.12.26	2024.01.26		10,382	USD 8,000		1,297.70
Nonghyup Bank	2023.12.28	2024.01.29		6,446	USD 5,000		1,289.20
Morgan Stanley	2023.12.28	2024.01.31		14,159	USD 11,000		1,287.20
Busan Bank	2023.12.28	2024.02.02		10,296	USD 8,000		1,287.00
Woori Bank	2023.12.28	2024.02.05		10,298	USD 8,000		1,287.20
MUFG	2023.11.23	2024.02.05		10,348	USD 8,000		1,293.50
Nonghyup Bank	2023.11.30	2024.01.23		5,147	USD 4,000		1,286.75
MUFG	2023.11.30	2024.01.23		5,147	USD 4,000		1,286.65
JP Morgan	2023.11.30	2024.02.22		11,561	USD 9,000		1,284.60
Morgan Stanley	2023.12.01	2024.01.23		5,199	USD 4,000		1,299.85
Korea Development Bank	2023.12.01	2024.01.15		14,303	USD 11,000		1,300.30
Mizuho Bank	2023.12.01	2024.02.14		10,386	USD 8,000		1,298.25
JP Morgan	2023.12.04	2024.02.14		6,485	USD 5,000		1,296.90
Nonghyup Bank	2023.12.06	2024.02.14		5,231	USD 4,000		1,307.75
MUFG	2023.12.13	2024.02.06		19,700	USD 15,000		1,313.30
JP Morgan	2023.12.13	2024.02.06		17,072	USD 13,000		1,313.20
Mizuho Bank	2023.12.15	2024.02.06		12,916	USD 10,000		1,291.55
Korea Development Bank	2023.12.15	2024.02.14		11,617	USD 9,000		1,290.80
Busan Bank	2023.12.20	2024.02.26		5,183	USD 4,000		1,295.80
SMBC	2023.12.20	2024.03.13		19,416	USD 15,000		1,294.43
Nonghyup Bank	2023.12.21	2024.01.05		26,065	USD 20,000		1,303.25
JP Morgan	2023.12.21	2024.01.05		26,064	USD 20,000		1,303.20
MUFG	2023.12.21	2024.01.05		27,365	USD 21,000		1,303.10
Hana Bank	2023.12.28	2024.01.15		18,041	USD 14,000		1,288.65
Mizuho Bank	2023.12.28	2024.02.26		32,146	USD 25,000		1,285.85
JP Morgan	2023.12.28	2024.03.26		8,984	USD 7,000		1,283.40
Woori Bank	2023.11.30	2024.01.03		6,440	USD 5,000		1,287.95
Nonghyup Bank	2023.11.30	2024.01.03		4,119	USD 3,200		1,287.15
Woori Bank	2023.12.20	2024.01.22		6,487	USD 5,000		1,297.30
Woori Bank	2023.12.27	2024.01.29		6,466	USD 5,000		1,292.20
Mizuho Bank	2023.12.28	2024.02.02		6,446	USD 5,000		1,289.25
Nonghyup Bank	2023.12.28	2024.02.02		12,882	USD 10,000		1,288.20
HSBC	2020.10.19	2024.10.29		140,913	USD 125,000		1,127.30
JP Morgan	2023.12.08	2024.01.05		6,541	USD 5,000		1,308.20

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Busan Bank	2023.12.12	2024.01.23	￦	19,686	USD 15,000	￦	1,312.40
Shinhan Bank	2023.12.14	2024.01.23		10,338	USD 8,000		1,292.19
Korea Citi Bank	2023.12.15	2024.01.15		6,467	USD 5,000		1,293.45
Nonghyup Bank	2023.12.18	2024.01.15		11,668	USD 9,000		1,296.45
Hana Bank	2023.12.27	2024.01.26		6,459	USD 5,000		1,291.89
Hana Bank	2023.12.27	2024.01.26		6,457	USD 5,000		1,291.39
JP Morgan	2023.11.02	2024.01.26		8,406	USD 6,286		1,337.20
HSBC	2023.11.27	2024.03.08		6,482	USD 5,000		1,296.30
HSBC	2023.11.27	2024.03.08		6,476	USD 5,000		1,295.20
Shinhan Bank	2023.12.08	2024.03.08		13,034	USD 10,000		1,303.38
Shinhan Bank	2023.12.15	2024.03.08		3,865	USD 3,000		1,288.22
Shinhan Bank	2023.12.28	2024.04.23		2,160	USD 1,684		1,282.40
Woori Bank	2023.12.28	2024.04.23		10,253	USD 8,000		1,281.65

(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2023 are as follows :

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Societe Generale	2014~2024		105,017	USD 100,000	4.92%	5.13%		1,050.17
Hana Bank	2015~2024		107,970	USD 100,000	4.75%	5.13%		1,079.70
Credit Agricole	2015~2024		94,219	USD 86,920	4.85%	5.13%		1,083.97
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Woori Bank	2019~2024		296,000	USD 250,000	1.21%	2.50%		1,184.00
Korea Development Bank	2019~2024		177,600	USD 150,000	1.24%	2.50%		1,184.00
Hana Bank	2019~2024		118,400	USD 100,000	1.24%	2.50%		1,184.00
Woori Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Korea Development Bank	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2025		120,660	USD 100,000	0.54%	1.13%		1,206.60
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%		1,083.90
Woori Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Korea Development Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2022~2025		385,800	USD 300,000	3.11%	3.63%		1,286.00
Woori Bank	2022~2025		257,200	USD 200,000	3.12%	3.63%		1,286.00
JP Morgan	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Woori Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Kookmin Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Korea Development Bank	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
Hana Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
JP Morgan	2022~2026		141,910	USD 100,000	4.69%	5.38%		1,419.10
Woori Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
Korea Development Bank	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
Woori Bank	2022~2028		141,910	USD 100,000	5.13%	5.50%		1,419.10
Hana Bank	2023~2026		256,000	USD 200,000	3.97%	5.38%		1,280.00
Shinhan Bank	2023~2026		192,000	USD 150,000	3.99%	5.38%		1,280.00
Kookmin Bank	2023~2026		128,000	USD 100,000	4.03%	5.38%		1,280.00
Korea Development Bank	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
Bank of America	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Standard Chartered	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Woori Bank	2023~2026		192,000	USD 150,000	4.05%	5.38%		1,280.00
Nomura	2015~2025		111,190	USD 100,000	2.60%	3.25%		1,111.90
Korea Development Bank	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
Woori Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Hana Bank	2015~2025		55,595	USD 50,000	2.62%	3.25%		1,111.90
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,387	HKD 850,000	2.66%	3.35%		135.75
Korea Citi Bank	2019~2024		239,956	CHF 200,000	1.44%	0.00%		1,199.78
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
Woori Bank	2021~2026		222,800	USD 200,000	0.93%	1.25%		1,114.00

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won, USD)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Shinhan Bank	2021~2026	￦	111,400	USD 100,000	0.92%	1.25%	￦	1,114.00
Korea Development Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Nonghyup Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Woori Bank	2022~2027		262,000	USD 200,000	3.62%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2027		131,000	USD 100,000	3.63%	4.25%		1,310.00
Kookmin Bank	2022~2027		131,000	USD 100,000	3.62%	4.25%		1,310.00
Hana Bank	2022~2027		131,000	USD 100,000	3.61%	4.25%		1,310.00
Korea Development Bank	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2032		349,829	HKD 1,935,000	4.87%	5.16%		180.79
JP Morgan	2022~2032		75,194	HKD 415,000	5.00%	5.16%		181.19
Export-Import Bank of Korea	2023~2030		172,982	HKD 1,037,000	4.25%	4.51%		166.81
HSBC	2019~2024		USD 205,500	AUD 300,000	3M SOFR+1.04%	3M BBSW+0.97%		USD 0.69

(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2023 are as follows:

	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
Counterparty			Pay	Receive	Pay	Receive

	In millions of won and thousands of foreign currencies except contract exchange rate information
Kookmin Bank	2020~2025	￦	118,780	USD 100,000	1.29%	2.13%	￦	1,187.80
Shinhan Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Hana Bank	2020~2025		118,780	USD 100,000	1.29%	2.13%		1,187.80
Korea Development Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026		118,910	USD 100,000	0.62%	1.00%		1,189.10
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Kookmin Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Hana Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Woori Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
JP Morgan	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
BNP Paribas	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Kookmin Bank	2019~2024		111,841	CHF 100,000	1.78%	0.13%		1,118.41
Korea Development Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Kookmin Bank	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
Woori Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Shinhan Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Hana Bank	2021~2026		55,150	USD 50,000	0.48%	0.75%		1,103.00
Shinhan Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Nonghyup Bank	2023~2026		132,930	USD 100,000	4.05%	5.38%		1,329.30
Kookmin Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Woori Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Hana Bank	2020~2025		245,560	USD 200,000	0.93%	1.75%		1,227.80
Korea Development Bank	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
JP Morgan	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Hana Bank	2022~2025		126,180	USD 100,000	2.80%	3.60%		1,261.80
Korea Development Bank	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80
Woori Bank	2022~2025		126,180	USD 100,000	2.85%	3.60%		1,261.80
Woori Bank	2023~2028		259,000	USD 200,000	3.83%	4.88%		1,295.00
Korea Development Bank	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00
Bank of America	2023~2028		64,750	USD 50,000	3.85%	4.88%		1,295.00

(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2023 are as follows:

Counterparty	Contract year		Contract amount	Contract interest rate per annum
				Pay	Receive
	In millions of won and thousands of foreign currencies
Nomura (*1)	2018~2038	￦	30,000	3M CD+0.10%	3.75%
Hana Bank	2019~2024		200,000	1.87%	3M CD+0.13%
Shinhan Bank	2021~2025		100,000	2.32%	3M CD+0.43%
Hana Bank	2022~2027		200,000	3.02%	3M CD+0.61%
Hana Bank	2022~2027		200,000	3.04%	3M CD+0.58%
Hana Bank	2022~2027		250,000	3.38%	3M CD+0.59%
Nomura	2022~2027		200,000	3.55%	3M CD+0.60%
Shinhan Bank	2022~2027		150,000	3.53%	3M CD+0.55%
Hana Bank	2022~2027		200,000	3.70%	3M CD+0.59%
Nomura	2022~2027		300,000	3.89%	3M CD+0.67%
Hana Bank	2022~2027		200,000	3.93%	3M CD+0.67%
Nomura	2022~2027		200,000	3.80%	3M CD+0.68%
Nomura	2022~2027		300,000	4.04%	3M CD+0.60%
Hana Bank	2022~2027		100,000	4.68%	3M CD+1.04%
Hana Bank	2022~2027		100,000	5.45%	3M CD+1.20%
Shinhan Bank	2023~2028		200,000	4.27%	3M CD+0.76%
Shinhan Bank	2023~2028		50,000	4.27%	3M CD+0.76%
Nomura	2023~2028		250,000	4.13%	3M CD+0.73%
Hana Bank	2023~2028		200,000	3.74%	3M CD+0.51%
Hana Bank	2023~2028		100,000	4.19%	3M CD+0.50%
Shinhan Bank	2023~2028		300,000	3.81%	3M CD+0.70%
Hana Bank	2023~2028		200,000	3.95%	3M CD+0.50%
Nomura	2017~2032		52,457	2.55%+Floating rate	2.60%
Nomura	2017~2032		59,423	2.57%+Floating rate	2.62%
Nomura (*2)	2021~2041		30,000	1.84%	2.60%
Nomura (*3)	2021~2041		50,000	1.87%	2.38%
ANZ	2022~2025		AUD 865	0.48%	3.33%
DBS Bank	2022~2025		AUD 865	0.48%	3.33%
Societe Generale	2022~2025		AUD 865	0.48%	3.28%
MUFG	2022~2048		USD 155,941	SOFR(3M)	3.71%
Mizuho Bank	2022~2048		USD 155,941	SOFR(3M)	1.05%
Mizuho Bank	2022~2024		USD 112,194	SOFR(1M)	1.80%
Rabobank	2022~2036		USD 37,130	1.83%	SOFR(6M)
Mizuho Capital Markets LLC	2021~2045		USD 82,886	5.38%	1.14%

(*1)	Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

(*2)	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+ 0.35 % is applied thereafter.

(*3)	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.

(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2023 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In thousands of USD
Export-Import Bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2009~2027	USD 41,040	4.16%	6M USD Libor
KFW	2009~2027	USD 41,040	4.16%	6M USD Libor
Export-Import Bank of Korea	2016~2036	USD 60,977	3.00%	6M USD Libor

(7)
Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2021, 2022 and 2023 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income
or
loss:

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss) (*)
		2021	2022	2023	2021	2022	2023	2021	2022	2023

		In millions of won
Currency forward	￦	33,066	(20,570)	510	33,032	(2,710)	34,216	—	—	—
Currency swap		787,264	155,937	269,795	61,353	234,195	38,282	(59,108)	(102,969)	(11,411)
- Trading		420,551	(77,618)	181,342	16,265	104,572	(1,244)	—	—	—
- Hedging		366,713	233,555	88,453	45,088	129,623	39,526	(59,108)	(102,969)	(11,411)
Interest rate swap		18,123	66,341	(16,377)	(10,303)	(6,800)	10,400	18,648	37,917	2,893
- Trading		18,123	66,341	(16,377)	(10,303)	(6,800)	10,400	—	—	—
- Hedging		—	—	—	—	—	—	18,648	37,917	2,893
Other derivatives		(15,459)	22,510	(19,729)	—	—	6,761	—	—	—

	￦	822,994	224,218	234,199	84,082	224,685	89,659	(40,460)	(65,052)	(8,518)

(*)
For the years ended December 31, 2021, 2022 and 2023, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦15,778 million
,
 ￦24,415
million and ￦
3,654
million, net of tax, are included in other comprehensive loss, respectively.